UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          2/2/12


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    1,927,109


Form 13F Information Table Value Total:	    $100,724 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of December 31, 2011




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      883    10066 SH       Sole                                      10066
AmBev (preferred)ADR           COM              20441W203      836    23175 SH       Sole                                      23175
American Movil ADR             COM              02364W105     1617    71534 SH       Sole                                      71534
Amgen Inc                      COM              031162100      800    12452 SH       Sole                                      12452
Apple Computer                 COM              037833100      641     1582 SH       Sole                                       1582
BHP Billiton Ltd.              COM              088606108      408     5775 SH       Sole                                       5775
Bank of New York Mellon        COM              064058100      947    47539 SH       Sole                                      47539
Becton Dickinson Co.           COM              075887109      835    11170 SH       Sole                                      11170
Berkshire Hathaway Inc Cl A    COM              084670108      344        3 SH       Sole                                          3
Bristol Myers Squibb           COM              110122108      215     6114 SH       Sole                                       6114
CNOOC ADR                      COM              126132109      733     4195 SH       Sole                                       4195
Canon Inc. (JPY) ADR           COM              138006309      460    10452 SH       Sole                                      10452
Check Point Software (ISR)     COM              M22465104      472     8980 SH       Sole                                       8980
China Life Insurance Co.       COM              16939P106      962    26028 SH       Sole                                      26028
Church & Dwight                COM              171340102     1785    38999 SH       Sole                                      38999
CocaCola Femsa (Mex)           COM              191241108      899     9447 SH       Sole                                       9447
DJ Select Dividend Index       COM              464287168     4130    76804 SH       Sole                                      76804
Diageo PLC                     COM              25243Q205     1323    15135 SH       Sole                                      15135
EMC Corp Com                   COM              268648102      439    20365 SH       Sole                                      20365
Exelis Inc                     COM              30162a108      163    17995 SH       Sole                                      17995
Exxon Corp                     COM              30231G102      974    11491 SH       Sole                                      11491
FedEx Corp.                    COM              31428X106     1389    16635 SH       Sole                                      16635
Fifth Third Bancorp            COM              316773100      301    23678 SH       Sole                                      23678
General Electric               COM              369604103      725    40456 SH       Sole                                      40456
General Mills                  COM              370334104      366     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      389    10211 SH       Sole                                      10211
Hasbro Corp                    COM              418056107      931    29200 SH       Sole                                      29200
Hershey Foods Corp             COM              427866108      835    13510 SH       Sole                                      13510
ICICI Bank (India)             COM              45104G104      825    31226 SH       Sole                                      31226
Intel                          COM              458140100      588    24264 SH       Sole                                      24264
International Business Machine COM              459200101      856     4654 SH       Sole                                       4654
Iron Mountain                  COM              462846106      773    25110 SH       Sole                                      25110
Johnson & Johnson              COM              478160104      398     6068 SH       Sole                                       6068
KLD Select Social Index Fund   COM              464288802      235     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      247     4876 SH       Sole                                       4876
Manpower                       COM              56418H100      941    26308 SH       Sole                                      26308
McCormick Inc                  COM              579780206      263     5215 SH       Sole                                       5215
McDonald's                     COM              580135101     1099    10952 SH       Sole                                      10952
Mead Westvaco Corp             COM              583334107      491    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105      982    26045 SH       Sole                                      26045
Microsoft                      COM              594918104      879    33875 SH       Sole                                      33875
Mindray Medical Int'l          COM              602675100      676    26355 SH       Sole                                      26355
Minnesota Mining & MFG Co      COM              88579Y101      490     6001 SH       Sole                                       6001
Norfolk Southern               COM              655844108     1580    21687 SH       Sole                                      21687
Pao de Acucar (BZL)            COM              20440t201      314     8610 SH       Sole                                       8610
Petrobras (Brazil)             COM              71654V408      247     9930 SH       Sole                                       9930
Pfizer                         COM              717081103      298    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      825    12373 SH       Sole                                      12373
S&P Mid Cap 400 ETF            COM              464287507     1371    15649 SH       Sole                                      15649
S&P MidCap 400                 COM              78467Y107     9355    58655 SH       Sole                                      58655
S&P Spyders                    COM              78462F103    15859   126364 SH       Sole                                     126364
Schlumberger                   COM              806857108     1054    15433 SH       Sole                                      15433
Siemens ADR (Ger)              COM              826197501     1127    11785 SH       Sole                                      11785
Smith & Nephew (UK) ADR        COM              83175M205     1124    23350 SH       Sole                                      23350
Soc Quimica y Minera de Chile  COM              833635105     1167    21672 SH       Sole                                      21672
St Jude Medical                COM              790849103      964    28112 SH       Sole                                      28112
Suncor Energy                  COM              867224107     1017    35266 SH       Sole                                      35266
Teva Pharmaceutical (ISR)      COM              881624209     1340    33200 SH       Sole                                      33200
Texas Instruments              COM              882508104     1373    47178 SH       Sole                                      47178
Total Market Viper             COM              922908769     8211   127700 SH       Sole                                     127700
US Bancorp                     COM              902973304     2142    79201 SH       Sole                                      79201
Vanguard All-World ex-US ETF   COM              922042775     2601    65605 SH       Sole                                      65605
Vanguard Emerging Markets ETF  COM              922042858     3504    91705 SH       Sole                                      91705
Vina Concha Y Toro (CHL)       COM              927191106      426    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281      455    10995 SH       Sole                                      10995
Xylem                          COM              98419m100      462    17995 SH       Sole                                      17995
i Shares MSCI Emerging Markets COM              464287234     4344   114496 SH       Sole                                     114496
iShares MSCI EAFE Index        COM              464287465     5019   101325 SH       Sole                                     101325
iShares Russell 2000           COM              464287655     3035    41150 SH       Sole                                      41150
iShares Russell Microcap       COM              464288869      545    12200 SH       Sole                                      12200
iShares S&P 500 Growth Index   COM              464287309      276     4093 SH       Sole                                       4093

					  	   TOTAL:  $100,724  1,927,109